Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 38.1%
American Express Credit Account Master Trust
Series 2017-7, Class B,
2.54%, 05/15/2025	$ 1,000,000	$ 1,032,003
AmeriCredit Automobile Receivables Trust
Series 2018-1, Class D,
3.82%, 03/18/2024	3,000,000	3,154,360
Series 2018-2, Class D,
4.01%, 07/18/2024	3,000,000	3,184,762
Avis Budget Rental Car Funding AESOP LLC
Series 2016-2A, Class A,
2.72%, 11/20/2022 (A)	500,000	507,178
Capital Auto Receivables Asset Trust
Series 2018-2, Class C,
3.69%, 12/20/2023 (A)	1,750,000	1,774,737
CarMax Auto Owner Trust
Series 2018-1, Class C,
2.95%, 11/15/2023	2,485,000	2,569,384
Series 2019-1, Class B,
3.45%, 11/15/2024	920,000	969,908
CCG Receivables Trust
Series 2018-1, Class B,
3.09%, 06/16/2025 (A)	2,600,000	2,619,921
CNH Equipment Trust
Series 2017-C, Class B,
2.54%, 05/15/2025	1,140,000	1,156,218
Series 2018-A, Class B,
3.47%, 10/15/2025	1,700,000	1,752,818
Series 2019-C, Class B,
2.35%, 04/15/2027	1,730,000	1,809,231
Dell Equipment Finance Trust
Series 2018-2, Class C,
3.72%, 10/22/2023 (A)	1,220,000	1,244,936
Series 2019-1, Class C,
3.14%, 03/22/2024 (A)	1,045,000	1,066,625
Evergreen Credit Card Trust
Series 2019-2, Class B,
2.27%, 09/15/2024 (A)	625,000	641,607
FirstKey Homes Trust
Series 2020-SFR2, Class D,
1.97%, 10/19/2037 (A)	2,000,000	2,008,768
Ford Credit Auto Owner Trust
Series 2017-1, Class C,
3.01%, 08/15/2028 (A)	2,000,000	2,043,345
Series 2019-C, Class B,
2.13%, 05/15/2025	2,130,000	2,204,562
GM Financial Automobile Leasing Trust
Series 2019-2, Class B,
2.89%, 03/20/2023	1,000,000	1,015,635
GM Financial Consumer Automobile Receivables Trust
Series 2018-2, Class C,
3.31%, 12/18/2023	2,100,000	2,159,923
Series 2018-3, Class C,
3.45%, 02/16/2024	1,000,000	1,034,512
Series 2019-1, Class C,
3.52%, 09/16/2024	2,790,000	2,916,384
GMF Floorplan Owner Revolving Trust
Series 2020-1, Class B,
1.03%, 08/15/2025 (A)	715,000	723,444

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Hilton Grand Vacations Trust
Series 2018-AA, Class A,
3.54%, 02/25/2032 (A)	$ 564,148	$ 597,364
Hyundai Auto Receivables Trust
Series 2017-B, Class B,
2.23%, 02/15/2023	1,000,000	1,010,144
Series 2017-B, Class C,
2.44%, 05/15/2024	1,000,000	1,012,267
Invitation Homes Trust
Series 2018-SFR4, Class D,
1-Month LIBOR + 1.65%, 1.78% (B), 01/17/2038 (A)	2,400,000	2,404,672
Master Credit Card Trust II
Series 2018-1A, Class C,
3.74%, 07/21/2024 (A)	675,000	708,769
MVW LLC
Series 2019-2A, Class A,
2.22%, 10/20/2038 (A)	1,171,846	1,213,951
MVW Owner Trust
Series 2015-1A, Class A,
2.52%, 12/20/2032 (A)	323,801	326,285
Series 2016-1A, Class A,
2.25%, 12/20/2033 (A)	193,808	196,253
Series 2017-1A, Class A,
2.42%, 12/20/2034 (A)	421,608	432,088
Progress Residential Trust
Series 2018-SFR2, Class D,
4.34%, 08/17/2035 (A)	2,000,000	2,024,473
Series 2019-SFR3, Class D,
2.87%, 09/17/2036 (A)	1,000,000	1,019,388
Series 2020-SFR3, Class D,
1.90%, 10/17/2027 (A)	1,355,000	1,351,129
Santander Drive Auto Receivables Trust
Series 2017-3, Class D,
3.20%, 11/15/2023	2,000,000	2,031,105
Sierra Timeshare Conduit Receivables Funding LLC
Series 2017-1A, Class A,
2.91%, 03/20/2034 (A)	178,884	182,185
Sierra Timeshare Receivables Funding LLC
Series 2018-2A, Class A,
3.50%, 06/20/2035 (A)	371,426	388,174
Synchrony Credit Card Master Note Trust
Series 2017-2, Class C,
3.01%, 10/15/2025	640,000	664,129
Verizon Owner Trust
Series 2018-A, Class B,
3.38%, 04/20/2023	1,500,000	1,543,350
Series 2019-A, Class C,
3.22%, 09/20/2023	725,000	752,660
Series 2019-B, Class C,
2.60%, 12/20/2023	1,535,000	1,588,170
Series 2020-A, Class C,
2.06%, 07/22/2024	450,000	464,245
Series 2020-B, Class C,
0.83%, 02/20/2025	1,000,000	1,005,233
Volvo Financial Equipment LLC
Series 2018-1A, Class C,
3.06%, 12/15/2025 (A)	2,500,000	2,533,425
Series 2019-1A, Class B,
3.26%, 01/16/2024 (A)	660,000	688,162
VSE VOI Mortgage LLC
Series 2016-A, Class A,
2.54%, 07/20/2033 (A)	701,920	706,170

Transamerica Funds	Page 1

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
World Omni Auto Receivables Trust
Series 2018-A, Class B,
2.89%, 04/15/2025	$ 1,500,000	$ 1,537,300
Series 2019-B, Class B,
2.86%, 06/16/2025	625,000	651,332
World Omni Automobile Lease Securitization Trust
Series 2018-B, Class B,
3.43%, 03/15/2024	1,700,000	1,715,804
World Omni Select Auto Trust
Series 2018-1A, Class C,
3.86%, 01/15/2025 (A)	1,500,000	1,529,406

Total Asset-Backed Securities (Cost $65,962,932)		67,867,894

CORPORATE DEBT SECURITIES - 39.8%
Airlines - 1.3%
America West Airlines Pass-Through Trust
7.10%, 10/02/2022	383,762	381,959
United Airlines Pass-Through Trust
4.63%, 03/03/2024	1,862,829	1,881,661

		2,263,620

Banks - 10.9%
Bank of America Corp.
Fixed until 01/20/2022, 3.12% (B), 01/20/2023, MTN	2,450,000	2,514,043
Barclays Bank PLC
10.18%, 06/12/2021 (A)	660,000	682,820
Barclays PLC
3-Month LIBOR + 1.38%, 1.60% (B), 05/16/2024	2,000,000	2,039,660
BBVA USA
2.50%, 08/27/2024	2,170,000	2,306,462
BNP Paribas SA
Fixed until 06/09/2025, 2.22% (B), 06/09/2026 (A)	1,600,000	1,671,856
Citigroup, Inc.
4.05%, 07/30/2022	2,925,000	3,081,420
Credit Suisse AG
1.00%, 05/05/2023	1,095,000	1,109,883
JPMorgan Chase & Co.
Fixed until 07/23/2023, 3.80% (B), 07/23/2024	1,261,000	1,361,120
Standard Chartered PLC
Fixed until 09/10/2021, 2.74% (B), 09/10/2022 (A)	1,150,000	1,164,684
Sumitomo Mitsui Trust Bank, Ltd.
0.80%, 09/12/2023 (A)	1,075,000	1,084,756
Wells Fargo & Co.
3.07%, 01/24/2023	2,415,000	2,479,808

		19,496,512

Biotechnology - 0.5%
AbbVie, Inc.
2.30%, 11/21/2022	930,000	960,887

Capital Markets - 5.1%
Ameriprise Financial, Inc.
3.00%, 04/02/2025	755,000	817,804
Charles Schwab Corp.
0.90%, 03/11/2026	1,270,000	1,274,806
Goldman Sachs Group, Inc.
3-Month LIBOR + 0.78%, 0.99% (B), 10/31/2022	3,500,000	3,516,334

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Intercontinental Exchange, Inc.
3-Month LIBOR + 0.65%, 0.87% (B), 06/15/2023	$ 715,000	$ 717,031
Morgan Stanley
4.88%, 11/01/2022	2,500,000	2,687,524

		9,013,499

Consumer Finance - 2.7%
Capital One Financial Corp.
3.50%, 06/15/2023	965,000	1,032,790
Ford Motor Credit Co. LLC
3.34%, 03/28/2022	1,351,000	1,362,821
General Motors Financial Co., Inc.
SOFR + 1.20%, 1.27% (B), 11/17/2023	1,760,000	1,779,477
Volkswagen Group of America Finance LLC
0.88%, 11/22/2023 (A)	635,000	638,043

		4,813,131

Diversified Telecommunication Services - 1.0%
AT&T, Inc.
3-Month LIBOR + 1.18%, 1.40% (B), 06/12/2024	1,770,000	1,816,652

Electric Utilities - 2.2%
Edison International
4.95%, 04/15/2025	1,526,000	1,733,594
Exelon Generation Co. LLC
3.25%, 06/01/2025	1,000,000	1,085,845
Georgia Power Co.
2.40%, 04/01/2021	1,095,000	1,096,914

		3,916,353

Equity Real Estate Investment Trusts - 4.9%
Federal Realty Investment Trust
3.95%, 01/15/2024	1,660,000	1,815,529
Simon Property Group, LP
3.50%, 09/01/2025	1,425,000	1,571,617
SL Green Operating Partnership, LP
3-Month LIBOR + 0.98%, 1.20% (B), 08/16/2021	2,650,000	2,643,560
Weingarten Realty Investors
4.45%, 01/15/2024	850,000	917,751
Welltower, Inc.
3.63%, 03/15/2024	1,650,000	1,795,730

		8,744,187

Food & Staples Retailing - 0.7%
7-Eleven, Inc.
0.80%, 02/10/2024 (A) (C)	1,225,000	1,226,610

Health Care Providers & Services - 0.3%
Cigna Corp.
3.75%, 07/15/2023	459,000	495,091

Household Durables - 1.4%
Panasonic Corp.
2.54%, 07/19/2022 (A)	2,400,000	2,466,475

Machinery - 0.4%
Caterpillar Financial Services Corp.
0.65%, 07/07/2023	680,000	685,015

Media - 1.4%
Interpublic Group of Cos., Inc.
4.00%, 03/15/2022	2,411,000	2,497,476

Transamerica Funds	Page 2

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities - 0.8%
DTE Energy Co.
1.05%, 06/01/2025	$ 1,425,000	$ 1,433,001

Oil, Gas & Consumable Fuels - 1.2%
Energy Transfer Operating, LP
4.50%, 04/15/2024	1,565,000	1,719,807
Phillips 66
3.70%, 04/06/2023	440,000	469,414

		2,189,221

Pharmaceuticals - 0.9%
AstraZeneca PLC
3-Month LIBOR + 0.67%, 0.89% (B), 08/17/2023	1,562,000	1,577,884

Road & Rail - 1.4%
Union Pacific Corp.
3.75%, 03/15/2024	2,250,000	2,452,156

Semiconductors & Semiconductor Equipment - 0.6%
Advanced Micro Devices, Inc.
7.50%, 08/15/2022	1,000,000	1,085,000

Software - 0.7%
Oracle Corp.
2.50%, 04/01/2025	1,155,000	1,235,269

Technology Hardware, Storage & Peripherals - 0.7%
Hewlett Packard Enterprise Co.
3-Month LIBOR + 0.72%, 0.96% (B), 10/05/2021	1,285,000	1,285,283

Wireless Telecommunication Services - 0.7%
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
4.74%, 09/20/2029 (A)	1,235,000	1,340,469

Total Corporate Debt Securities (Cost $69,898,845)		70,993,791

MORTGAGE-BACKED SECURITIES - 6.9%
CGDB Commercial Mortgage Trust
Series 2019-MOB, Class D,
1-Month LIBOR + 1.65%, 1.78% (B), 11/15/2036 (A)	2,210,000	2,190,552
CHC Commercial Mortgage Trust
Series 2019-CHC, Class D,
1-Month LIBOR + 2.05%, 2.18% (B), 06/15/2034 (A)	2,688,399	2,501,031
Cold Storage Trust
Series 2020-ICE5, Class D,
1-Month LIBOR + 2.10%, 2.23% (B), 11/15/2037 (A)	1,500,000	1,502,811
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D,
1-Month LIBOR + 1.60%, 1.73% (B), 05/15/2036 (A)	1,810,000	1,814,689

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
DBGS Mortgage Trust
Series 2018-BIOD, Class E,
1-Month LIBOR + 1.70%, 1.83% (B), 05/15/2035 (A)	$ 835,325	$ 836,619
UBS Commercial Mortgage Trust, Interest Only STRIPS
Series 2019-C17, Class XA,
1.49% (B), 10/15/2052	19,807,246	1,967,089
Wells Fargo Commercial Mortgage Trust, Interest Only STRIPS
Series 2019-C54, Class XA,
0.84% (B), 12/15/2052	23,927,364	1,448,359

Total Mortgage-Backed Securities (Cost $12,822,437)		12,261,150

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.1%
Federal Home Loan Mortgage Corp.
2.00%, 08/01/2035	1,615,847	1,710,099
2.50%, 07/01/2035	1,824,688	1,952,660
1-Year CMT + 2.04%, 3.09% (B), 06/01/2033	439,700	460,687
4.50%, 09/01/2026	235,986	248,428
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Interest Only STRIPS
0.93% (B), 09/25/2030	19,996,139	1,563,600
1.52% (B), 01/25/2030	16,191,316	1,959,857
Federal National Mortgage Association, Interest Only STRIPS
Zero Coupon (B), 10/25/2021	11,401,068	4,421
0.05% (B), 11/25/2022	41,566,789	38,545
0.19% (B), 01/25/2022	13,404,694	30,624
Government National Mortgage Association
4.37% (B), 02/20/2063	26,786	28,731
4.50% (B), 09/20/2063	5,753	6,273
4.70% (B), 06/20/2063	17,075	17,828
4.75% (B), 05/20/2062	40,646	42,588
5.28% (B), 11/20/2060	6,531	7,062
5.75%, 12/15/2022	50,765	54,271
Seasoned Loans Structured Transaction Trust
Series 2018-1, Class A1,
3.50%, 06/25/2028	780,074	819,803
Series 2020-2, Class A1D,
1.75%, 09/25/2030	1,818,334	1,875,558

Total U.S. Government Agency Obligations (Cost $10,831,026)		10,821,035

U.S. GOVERNMENT OBLIGATIONS - 8.6%
U.S. Treasury - 8.6%
U.S. Treasury Note
0.13%, 11/30/2022 - 09/15/2023	10,115,000	10,116,074
2.00%, 11/30/2022	5,050,000	5,223,199

Total U.S. Government Obligations (Cost $15,339,487)		15,339,273

Total Investments (Cost $174,854,727)		177,283,143
Net Other Assets (Liabilities) - 0.5%		802,919

Net Assets - 100.0%		$ 178,086,062

Transamerica Funds	Page 3

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS Investments
Asset-Backed Securities	$—	$67,867,894	$—	$67,867,894
Corporate Debt Securities	—	70,993,791	—	70,993,791
Mortgage-Backed Securities	—	12,261,150	—	12,261,150
U.S. Government Agency Obligations	—	10,821,035	—	10,821,035
U.S. Government Obligations	—	15,339,273	—	15,339,273

Total Investments	$—	$177,283,143	$—	$177,283,143

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the total value of 144A securities is $48,053,870, representing 27.0% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of January 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after January 31, 2021. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(D)	There were no transfers in or out of Level 3 during the period ended January 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities

Transamerica Funds	Page 4

Transamerica High Quality Bond

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Transamerica Funds	Page 5

Transamerica High Quality Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Funds	Page 6